CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 128,595	$ 79,370
Restricted cash		47,253	30,390
Short-term investments			410
Accounts receivable (net of allowances of $2,839 and $2,856 as of December 31, 2016 and 2017, respectively)		6,260	4,702
Financing receivable (net of allowances of $15,067 and $7,023 as of December 31, 2016 and 2017, respectively; including $73,549 and $78,485 from the Plans (i) as of December 31, 2016 and 2017, respectively)	[1]	125,478	301,773
Prepaid expenses and other current assets		50,183	20,749
Inventory		95,012
Amounts due from related parties		15,224	13,419
Total current assets		468,005	450,813
Long-term financing receivable (net of allowances of $47 and $nil as of December 31, 2016 and 2017, respectively)		8	330
Property and equipment, net		29,532	28,666
Intangible assets, net		2,260
Goodwill		101,937
Long-term investments		565,366	695,348
Other non-current assets		27,056	1,687
TOTAL ASSETS		1,194,164	1,176,844
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $5,423 and $19,476 as of December 31, 2016 and 2017, respectively)		20,046	5,561
Short-term debt (including short-term debt of the consolidated VIEs without recourse to Renren Inc. of $7,202 and $12,296 as of December 31, 2016 and 2017, respectively)		61,479	37,202
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Renren Inc. of $11,277 and $17,498 as of December 31, 2016 and 2017, respectively; including accrued expenses and other current liabilities of the Plans without recourse to Renren Inc. of $4 and $4 as of December 31, 2016 and 2017, respectively)		45,898	19,781
Payable to investors (including payable to investors of the consolidated VIEs without recourse to Renren Inc. of $182,810 and $7,153 as of December 31, 2016 and 2017, respectively; including payable to investors of the Plans without recourse to Renren Inc. of $141 and $64,087 as of December 31, 2016 and 2017, respectively)		142,689	182,951
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Renren Inc. of $222 and $7,013 as of December 31, 2016 and 2017, respectively)		17,746	10,914
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Renren Inc. of $5,804 and $10,164 as of December 31, 2016 and 2017, respectively)		11,489	5,954
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $7,163 and $10,380 as of December 31, 2016 and 2017, respectively)		12,652	7,860
Contingent consideration (Note 5) (including contingent consideration of the consolidated VIEs without recourse to Renren Inc. of $nil and $5,944 as of December 31, 2016 and 2017, respectively)		5,944	0
Long-term debt - current (including long-term debt - current of the consolidated VIEs without recourse to Renren Inc. of $nil and $nil as of December 31, 2016 and 2017, respectively)		52,604	0
Total current liabilities		370,547	270,223
Long-term liabilities:
Long-term debt (including long-term debt of the consolidated VIEs without recourse to Renren Inc. of $nil and $nil as of December 31, 2016 and 2017, respectively)		47,665	95,390
Long-term payable to investors (including long-term payable to investors of the Plans without recourse to Renren Inc. of $59,916 and $nil as of December 31, 2016 and 2017, respectively)			59,916
Long-term contingent consideration (Note 5) (including long-term contingent consideration of the consolidated VIEs without recourse to Renren Inc. of $nil and $60,850 as of December 31, 2016 and 2017, respectively)		60,850	0
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Renren Inc. of $nil and $nil as of December 31, 2016 and 2017, respectively)		6,356	12,849
Total non-current liabilities		114,871	168,155
TOTAL LIABILITIES		485,418	438,378
Commitments (Note 23)
Equity:
Additional paid-in capital		1,303,117	1,266,592
Accumulated deficit		(653,173)	(542,746)
Statutory reserves		6,712	6,712
Accumulated other comprehensive income		17,116	6,883
Total Renren Inc. shareholders' equity		674,804	738,466
Noncontrolling interest		33,942
Total equity		708,746	738,466
TOTAL LIABILITIES AND EQUITY		1,194,164	1,176,844
Class A ordinary shares [Member]
Equity:
Ordinary shares		727	720
Class B ordinary shares [Member]
Equity:
Ordinary shares		$ 305	$ 305

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.